Note 10 - Investment in Juanicipio - Operations of Associate (Details) - Minera Juanicipio, S.A. de C.V. [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Revenue	$ 215,736	$ 75,393
Production cost	61,985	15,329
Depreciation and amortization	20,913	0
Cost of sales	82,898	15,329
Gross profit	132,838	60,064
Consulting and administrative expenses	(8,436)	(1,929)
Extraordinary mining duty	(349)	(337)
Equity method investment, summarized financial information, income statement, operating expenses	124,053	57,798
Exchange losses and other	(7,458)	(1,363)
Income tax expense	(26,348)	(20,784)
Income for the year	90,247	35,651
MAG's 44% equity income	39,709	15,686
Loan interest on mining assets - MAG 44%	1,058	0
MAG's 44% equity income	$ 40,767	$ 15,686